Trade receivables - Disclosure of Trade Receivables Balance (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Financial assets	€ 391,528	€ 469,636
Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,227	191,469
Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	178,610	149,901
Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	65,239	38,065
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	4,378	3,503
Nominal value of outstanding trade receivables | Trade receivables
Disclosure of financial assets [line items]
Financial assets	252,354	193,531
Nominal value of outstanding trade receivables | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	182,567	151,790
Nominal value of outstanding trade receivables | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	65,239	38,065
Nominal value of outstanding trade receivables | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	4,548	3,676
Less: Loss allowance | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(4,127)	(2,062)
Less: Loss allowance | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(3,957)	(1,889)
Less: Loss allowance | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
Less: Loss allowance | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	€ (170)	€ (173)